ACQUISITION (Details 2) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Oct. 05, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill	$ 2,146.1	$ 2,174.1		$ 747.1	$ 747.1	$ 747.1
DCP Business
Business Acquisition [Line Items]
Total current assets			$ 918.8
Property, plant and equipment			3,090.8
Deferred taxes			76.8
Intangible assets			582.3
Other assets			432.7
Total assets acquired			5,101.4
Total current liabilities			351.4
Other liabilities			8.2
Total liabilities assumed			2,374.7
Net identifiable assets acquired			2,726.7
Goodwill			1,398.7
Fair value of net assets acquired			4,125.4
Long-term debt			517.9
Accrued pension liability			442.3
Deferred tax liability			1,054.9
Initial Valuation [Member] | DCP Business
Business Acquisition [Line Items]
Total current assets			921.7
Property, plant and equipment			3,090.8
Deferred taxes			76.8
Intangible assets			582.3
Other assets			426.5
Total assets acquired			5,098.1
Total current liabilities			357.6
Other liabilities			2.0
Total liabilities assumed			2,379.5
Net identifiable assets acquired			2,718.6
Goodwill			1,427.5
Fair value of net assets acquired			4,146.1
Long-term debt			517.9
Accrued pension liability			447.1
Deferred tax liability			1,054.9
Measurement Period Adjustments [Member] | DCP Business
Business Acquisition [Line Items]
Total current assets			(2.9)
Property, plant and equipment			0.0
Deferred taxes			0.0
Intangible assets			0.0
Other assets			6.2
Total assets acquired			3.3
Total current liabilities			(6.2)
Other liabilities			6.2
Total liabilities assumed			(4.8)
Net identifiable assets acquired			8.1
Goodwill			(28.8)
Fair value of net assets acquired			(20.7)
Long-term debt			0.0
Accrued pension liability			(4.8)
Deferred tax liability			$ 0.0